UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-09497

Dividend Growth Trust

58 Riverwalk Blvd, Building 2, Ste A, Ridgeland, SC  29936

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Copies to:

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS  66224

Date of fiscal year end:   09/30

Date of reporting period:  06/30/11

Item 1. Schedule of Investments.

Dividend Growth Trust
Rising Dividend Growth Fund
Schedule of Investments
June 30, 2011
(Unaudited)

Common Stocks/Master Limited Partnerships - 89.56%	Shares	Value

Aircraft Engines & Engine Parts - 1.79%
United Technologies Corp.	26,400	$2,336,664

Bituminous Coal & Lignite Surface Mining - 2.16%
Natural Resource Partners, L.P.	85,200	2,826,084

Computer & Office Equipment - 4.04%
International Business Machines Corp. (IBM)	30,800	5,283,740

Crude Petroleum & Natural Gas - 4.85%
Canadian Natural Resources Ltd.	58,300	2,440,438
Linn Energy, LLC	100,000	3,907,000
		6,347,438

Fats & Oils - 2.25%
Archer-Daniels-Midland Co.	97,500	2,939,625

Fire, Marine, & Casualty Insurance - 1.90%
HCC Insurance Holdings, Inc.	79,000	2,488,500

Food & Kindred Products - 2.22%
Nestle SA (a)	46,450	2,897,551

General Industrial Machinery & Equipment - 1.51%
Illinois Tool Works, Inc.	35,000	1,977,150

Industrial Inorganic Chemicals - 3.23%
Praxair, Inc.	39,000	4,227,210

Industrial Instruments for Measurement, Display, & Control - 3.01%
Roper Industries, Inc.	47,200	3,931,760

Investment Advice - 3.03%
Eaton Vance Corp.	60,700	1,834,961
Franklin Resources, Inc.	16,200	2,126,898
		3,961,859

Men's & Boy's Furnishings, Work Clothing, and Allied Garments - 1.74%
VF Corp.	21,000	2,279,760

Miscellaneous Food Preparations & Kindred Products - 1.02%
McCormick & Co., Inc. (b)	27,000	1,338,390

Natural Gas Transmission - 7.63%
DCP Midstream Partners, L.P.	31,000	1,270,070
Energy Transfer Equity, L.P.	64,000	2,877,440
Enterprise Products Partners, L.P.	62,400	2,696,304
Williams Partners, L.P.	58,000	3,142,440
		9,986,254

See accompanying notes which are an integral part of these financial statements.

Dividend Growth Trust
Rising Dividend Growth Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)

Common Stocks/Master Limited Partnerships - 89.56% - continued	Shares	Value

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.71%
Mine Safety Appliances Co.	60,000	$2,240,400

Petroleum Refining - 1.56%
Murphy Oil Corp.	31,000	2,035,460

Pharmaceutical Preparations - 9.79%
Novartis AG (a)	48,000	2,933,280
Novo-Nordisk A/S (a)	42,100	5,274,288
Teva Pharmaceutical Industries, Ltd. (a)	95,500	4,605,010
		12,812,578

Pipe Lines (No Natural Gas) - 6.35%
Magellan Midstream Partners, L.P.	35,700	2,132,361
NuStar GP Holdings, LLC.	60,000	2,160,000
Plains All American Pipeline, L.P.	33,500	2,144,000
Sunoco Logistics Partners, L.P.	21,700	1,869,455
		8,305,816

Radio Telephone Communications - 1.96%
Vodafone Group, Plc. (a)	96,000	2,565,120

Railroads - Line-Haul Operating - 3.92%
Canadian National Railway Co.	36,100	2,884,390
Norfolk Southern Corp.	30,000	2,247,900
		5,132,290

Retail - Building Materials, Hardware, Garden Supply - 2.13%
Fastenal Co.	77,600	2,792,824

Retail - Drug Stores and Proprietary Stores - 2.16%
Walgreen Co.	66,600	2,827,836

Retail - Eating Places - 3.73%
McDonald's Corp.	57,800	4,873,696

Retail - Family Clothing Stores - 2.63%
Ross Stores, Inc.	20,000	1,602,400
TJX Companies, Inc. / The	35,000	1,838,550
		3,440,950

Semiconductors & Related Devices - 2.07%
Linear Technology Corp.	81,800	2,701,036

Services - Computer Processing & Data Preparation - 1.68%
Automatic Data Processing, Inc.	41,600	2,191,488

Services - Computer Programming Services - 0.87%
Infosys Technologies Ltd. (a)	17,400	1,135,002

See accompanying notes which are an integral part of these financial statements.

Dividend Growth Trust
Rising Dividend Growth Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)

Common Stocks/Master Limited Partnerships - 89.56% - continued	Shares	Value

Steel Works, Blast Furnaces, Rolling Mills - 2.89%
Nucor Corp.	91,800	$3,783,996

Surgical & Medical Instruments & Apparatus - 1.41%
Becton, Dickinson & Co.	21,400	1,844,038

Telephone Communications (No Radio Telephone) - 2.10%
CenturyLink, Inc.	68,000	2,749,240

Wholesale - Drugs Proprietaries & Druggists' Sundries - 2.22%
Cardinal Health, Inc.	63,900	2,902,338

TOTAL COMMON STOCKS/MASTER LIMITED PARTNERSHIPS (Cost $94,120,691)		117,156,093

Money Market Securities - 10.09%
Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.17% (c)	13,203,029	13,203,029

TOTAL MONEY MARKET SECURITIES (Cost $13,203,029)		13,203,029

TOTAL INVESTMENTS (Cost $107,323,720) - 99.65%		$130,359,122

Assets in excess of other liabilities - 0.35%		458,364

TOTAL NET ASSETS - 100.00%		$130,817,486

(a) American Depositary Receipt.
(b) Non-voting shares
(c) Variable rate security; the money market rate shown represents the seven day yield at June 30, 2011.

Tax Related
Unrealized appreciation		$22,589,664
Unrealized depreciation		(329,340)
Net unrealized appreciation		$22,260,323

Aggregate cost of securities for income tax purposes		$108,098,799

See accompanying notes which are an integral part of these financial statements.

Dividend Growth Trust
Rising Dividend Growth Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

Security Valuation – All investments in securities are recorded at their estimated fair value as described below.

When market quotations are not readily available, when Dividend Growth Advisors, LLC (“Advisor” or “DGA”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, according to guidelines established by the Board.  As a general principle, the current fair value of a security being valued by the Advisor would be the amount which the Fund might reasonably expect to receive upon a current sale.  Methods which are in accord with this principle may, for example, be based on, among other factors, a multiple of earnings, a discount from market of a similar freely traded security, or yield to maturity with respect to debt issues.  Fair value determinations will not be based on what the Advisor believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Advisor.  Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date.  Distributions received from the Fund’s investments in MLPs generally are recorded as a return of capital, reducing the cost basis of the associated MLP investment. Income or loss from the MLP investments is recorded upon receipt of the MLP’s K-1.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Dividend Growth Trust
Rising Dividend Growth Fund
Notes to the Financial Statements - continued
June 30, 2011
 (Unaudited)

Equity securities, including common stock, American Depositary Receipts, and MLPs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will generally be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will generally be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$72,720,688	$-	$-	$72,720,688

American Depositary Receipts*	19,410,251	-	-	19,410,251

Master Limited Partnerships*	25,025,154	-	-	25,025,154

Money Market Securities	13,203,029	-	-	13,203,029

Total	$130,359,122	$-	$-	$130,359,122
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any securities during the reporting period which transferred between Levels 1 and 2.  The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant's disclosure controls and procedures, as of August 25, 2011, the registrant's principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to  Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Dividend Growth Trust___________

By
______/s/ C. Troy Shaver, Jr.____________________________
                C. Troy Shaver, Jr., President and Principal Executive Officer

Date___8/25/2011_______

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
_______/s/ C. Troy Shaver, Jr._____________________________
    C. Troy Shaver, Jr., President and Principal Executive Officer

Date___8/25/2011_______

By
_______/s/ Edward Obuchowski_____________________________
                  Edward Obuchowski, Treasurer and Principal Financial Officer

Date___8/25/2011_______